Related parties	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Related parties
22. Related parties
On 11 March 2022, the company announced that it is forfeiting all financial benefits from the operations of AB InBev Efes, an associate which does business in Russia and Ukraine.
Regarding the other company’s related party transactions, there are no
material changes during the
six-month
period ended 30 June 2022 as compared to 31 December 2021 in the company’s related party transactions
.